K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

January 31, 2020

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

Re:	AXA Premier VIP Trust (File No. 811-10509) – Preliminary Proxy Statement on Schedule 14A

Dear Sir or Madam:

On behalf of AXA Premier VIP Trust (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement (the “Proxy Statement”) to be used in connection with a special meeting of the shareholders of the CharterSM Multi-Sector Bond Portfolio (the “Portfolio”), a series of the Trust, anticipated to be held on April 10, 2020 (the “Meeting”). The Proxy Statement consists of a Letter to Contractholders, a Notice of Special Meeting of Shareholders, Contractholder Voting Instructions, and the Proxy Statement relating to the Meeting.

The Meeting is being held to request shareholder approval of an amended investment advisory agreement between the Trust and AXA Equitable Funds Management Group, LLC (the “Adviser”) with respect to the Portfolio. The amended investment advisory agreement would increase the Portfolio’s investment advisory fee rate, which would enable the Adviser to change the investment strategy of the Portfolio from a fund-of-funds strategy to a strategy pursuant to which the Portfolio would allocate its assets among three or more investment sub-advisers, each of which would actively manage its allocated portion of the Portfolio using a different yet complementary investment strategy.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosures

cc:    William T. MacGregor, Esq.

Kiesha T. Astwood-Smith, Esq.

Victoria Zozulya, Esq.

Maureen Kane, Esq.

AXA Equitable Funds Management Group LLC